Going Concern and Liquidity (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 29, 2020	Mar. 31, 2020	Mar. 31, 2019
Accumulated deficit			$ 46,382,174	$ 25,096,983
Net loss			(21,285,191)	(5,011,036)
Working capital deficit			14,123,625
Proceeds from new lending arrangements			2,527,452	4,115,961
Proceeds from related parties			4,484,979	$ 1,905,777
Proceeds from the sale of stock			$ 825,000
Subsequent Event [Member]
Proceeds from new lending arrangements		$ 10,049,435
Subsequent Event [Member] | On or Before October 31, 2020 [Member]
Purchase of promissory notes	$ 9,000,000